TRADE RECEIVABLES (Details 2) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Trade Receivable
Beginning of the year	$ 1,878	¥ 13,625	$ 2,554	¥ 17,614	¥ 13,774
(Reversal)/provision for expected credit loss, net	53	388	(578)	(3,989)	3,840
End of the year	$ 1,931	¥ 14,013	$ 1,976	¥ 13,625	¥ 17,614